Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Related Parties [Abstract]
Schedule of Key Management Compensation	Key management compensation is summarized as follows:
	June 30, 2026	June 30, 2025
Short-term compensation (including salary)	1,546	4,756
Share-based compensation	-	14,952
Total	1,546	19,708